BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Summary (Details) $ in Millions	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 $ / $
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,648,606	$ 19,692,638
Year end exchange rate, US dollar into Colombian pesos | $ / $	3,822.05	4,810.20	3,981.16
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 9,139,834	$ 14,774,220
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 6,508,772	$ 4,918,418